Investment Adviser
   LMM, LLC
   Baltimore, MD                                     Quarterly Report
                                                    September 30, 2000
Board of Directors
   John F. Curley, Jr., Chairman
   Jennifer W. Murphy, President
   Nelson A. Diaz                                      Legg Mason
   Richard G. Gilmore                                  Investment
   Arnold L. Lehman                                    Trust, Inc.
   Dr. Jill E. McGovern
   G. Peter O'Brien
   T. A. Rodgers                                    Opportunity Trust
   Edward A. Taber, III

Transfer and Shareholder Servicing Agent
   Boston Financial Data Services
   Boston, MA
                                                      Primary Class
Custodian
   State Street Bank & Trust Company
   Boston, MA
                                                          [LEGG
Counsel                                                   MASON
   Kirkpatrick & Lockhart LLP                             FUNDS
   Washington, DC                                         LOGO]

Independent Auditors
   Ernst & Young LLP
   Philadelphia, PA


   This report is not to be distributed unless preceded or accompanied by a prospectus.



    Legg Mason Wood Walker, Incorporated
   ---------------------------------------
                100 Light Street
   P.O. Box 1476, Baltimore, MD 21203-1476
                410 . 539 . 0000


LMF-088
11/00

To Our Shareholders,

  We are pleased to provide you with Legg Mason Investment Trust's quarterly report for your Fund, the Legg Mason Opportunity Trust. Your Fund was launched on December 30, 1999, and at this writing has about $1 billion in net assets. As of September 30, 2000, the net asset value of the Primary Class of shares was $10.98.

  The following table summarizes key statistics for the Primary Class of shares of your Fund, as well as several market indices for periods ending September 30, 2000:

                                                            Total Return
                                        ---------------------------------------------------
                                                                                   Since
                                        3 Months    6 Months        9 Months     Inception*
                                        --------    --------        --------     ----------
   Opportunity Trust                     +5.78%      +2.91%          +9.80%        +9.80%

   Dow Jones Industrial Average          +2.36%      -1.72%          -6.31%        -5.95%
   S&P 500 Composite Stock Index         -0.97%      -3.60%          -1.39%        -1.07%
   Value Line Index                      +2.94%      -2.06%          -2.60%        -1.60%

  On the following pages, you will find Opportunity Trust portfolio manager Bill Miller's market commentary for the third calendar quarter. You can also find his recent market commentaries as well as articles and other useful information on our website at www.leggmasonfunds.com. As always, we appreciate your support and welcome your comments.


                                  Sincerely,


                                  /s/ Jennifer W. Murphy
                                  ----------------------
                                  Jennifer W. Murphy
                                  President
November 14, 2000



-----------------
*The Fund's inception date is December 30, 1999.

Portfolio Manager's Comments
Legg Mason Investment Trust, Inc.



Opportunity Trust
Market Commentary

        "It's not about calling market bottoms. It's about identifying levels of
              ---
                                                         attractive valuations."
                                                                    Ed Kerschner
                                       Chief Investment Strategist, Paine Webber
                                                                October 13, 2000


  Economists have been able to develop greater understanding about how people make financial decisions by importing insights from psychology, replacing some of the assumptions of classical economics by descriptions of how people actually behave. Maybe next the economists can round up some cognitive scientists and have them investigate the subject of investors' memory, which seems to differ significantly from the everyday variety.

  Our memory provides continuity and context to our daily activities, enabling us to recognize familiar situations, see their similarities and differences, integrate experience into a broader context, draw lessons from the past, and so on. Investment memory, though, seems considerably more short-term, selective, and sub-optimal. Normal memory, though far from perfect, allows us to function reasonably effectively; investment memory often fails just when it is most needed. We don't remember that similar situations have occurred in the recent past; we don't put current events in perspective. The result is sub-optimal investment decisions.

  When T.S. Eliot said April was the cruelest month, he wasn't thinking about tech stocks, but during April those stocks collapsed, finally bottoming in early May. Spring has often been a good time to sell technology, just as fall has often been a good time to buy. Securities prices seem to have a habit of dropping in September and October, and the fall has seen many important market bottoms. The market crash in October 1929 provided a nice trade into the spring of 1930. More recently, the bear market of 1973-74 ended in the fall, the October 1987 crash was a low, the bear market of 1990 bottomed in the fall, and the panic of 1998 saw an October bottom.

  We have just finished six straight weeks of decline, beginning on the 1st of September and carrying the market down over 12%. This is the second correction of 10% or more this year; the only other years this decade with two 10% drops were 1990 and 1998. In both years we had external and internal sources of market angst. In 1990 it was war in the Middle East, high oil prices, recession, and the impact of Fed tightening. In 1998 it was emerging markets, Russia's default, Long Term Capital Management's collapse, and Fed tightening. Now it is tensions in the Middle East, rising oil prices, earnings warnings, and Fed tightening. There are the rudiments of pattern here. In each case, either the decline in the market itself, or the causes of the decline, finally made the front page of The New York Times and other newspapers. By the time market declines (or advances) are front-page news, they usually have run their course.

  In the summer of 1983 we had a technology-driven new issue boom that drove the NASDAQ to a peak. Over the ensuing 12 months that index fell about 40% before resuming its advance. In 1987, the S&P 500 peaked in August. It fell 40% in 40 days, bottoming with the crash's 20%, one-day decline. This year the NASDAQ peaked in the spring at 5,000. By the end of last week, its decline reached 40% peak to trough.

  There are of course differences between this decline and the others. Previous shifts from decline to advance have often been catalyzed by a change in Fed policy toward risk. No such change is evident today.

  October is also when Institutional Investor magazine releases the results of its annual survey of Wall Street analysts, highlighting those voted best in their respective categories. For the first time, Ed Kershner of Paine Webber was named best strategist, outpolling Abby Joseph Cohen, the justly celebrated Goldman Sachs strategist who has been correctly bullish on the market for the past 10 years. I have long admired Ed's work, which is always quantitatively sound, analytically rigorous, and conceptually interesting. During the tech frenzy this March, he correctly called the top, just as he correctly called the bottom in 1998. This past week, he said the stock market was the most attractive it had been since October 1998. This, like his other market judgments, was not a psychological assessment, nor was it based on his reading of the charts; it was a valuation call. Declining stock prices, positive fundamentals, and a benign macroeconomic environment have combined to produce the best opportunity for excess returns since 1998.

  Of course the market may continue lower, fundamentals may deteriorate, oil may rise further, tensions may escalate, the macro-environment may darken. There are always reasons why the market is down, and those reasons dominate investors' consciousness; but current fears are reflected in current prices. Justice Holmes once said people need to be reminded more than they need to be instructed. Once reminded, we remember October has often been a time to be bullish.


                                                                Bill Miller, CFA
October 16, 2000
DJIA 10238.8

   Performance Information
   Legg Mason Investment Trust, Inc.

Total Returns for Three Months, Six Months and Life of Class, as of September 30, 2000

     The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in the Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in this Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

    The Fund has two classes of shares: Primary Class and Navigator Class. Information about the Navigator Class, offered only to certain institutional and other investors, is contained in a separate report to its shareholders.

   Total Return
    Primary Class:
      Three Months     +5.78%
      Six Months       +2.91%
      Life of Class*   +9.80%

   *Inception date: December 30, 1999.


                  ------------------------------------------


Selected Portfolio Performance

   Strong performers for the 3rd quarter 2000(dagger)
   --------------------------------------------------
   1. Abercrombie & Fitch Co.                  +56.4%
   2. Washington Mutual, Inc.                  +37.9%
   3. UnumProvident Corporation                +35.8%
   4. Mandalay Resort Group                    +28.1%
   5. U.S. Bancorp                             +18.2%

   (dagger)Securities held for the entire quarter.


   Weak performers for the 3rd quarter 2000(dagger)
   ------------------------------------------------
   1. The FINOVA Group Inc.                  -44.2%
   2. Ames Department Stores, Inc.           -25.4%
   3. Unisys Corporation                     -22.7%
   4. Tupperware Corporation                 -18.2%
   5. Republic Services, Inc.                -18.0%




Portfolio Changes

   Securities added during the 3rd quarter 2000
   --------------------------------------------
   Brunswick Corporation
   Finova Capital Corp, 7.25%, due 11/8/04
   Intermedia Communications Inc.
   NOVA Corporation
   Omnicare, Inc.
   Pentair, Inc.
   Tel-Save.com, Inc., 4.50%, due 9/15/02


   Securities sold during the 3rd quarter 2000
   --------------------------------------------
   AmSouth Bancorporation
   Young & Rubicam Inc.

   Portfolio of Investments
   Legg Mason Investment Trust, Inc.
   September 30, 2000 (Unaudited)
   (Amounts in Thousands)

   Opportunity Trust

                                                                                Shares/Par    Value
   ----------------------------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 86.1%

   Capital Goods -- 8.6%
     Manufacturing (Diversified) -- 3.5%
     Pentair, Inc.                                                                 1,300    $ 34,775
                                                                                            --------

     Waste Management -- 5.1%
     Republic Services, Inc.                                                       3,800      49,875/A/
                                                                                            --------

   Communications Services -- 3.0%
     Telephone -- 3.0%
     Intermedia Communications Inc.                                                1,000      29,500/A/
                                                                                            --------

   Consumer Cyclicals -- 27.3%
     Gaming, Lottery and Parimutuel Companies -- 5.2%
     Mandalay Resort Group                                                         2,000      51,250/A/
                                                                                            --------

     Leisure Time (Products) -- 0.9%
     Brunswick Corporation                                                           504       9,203
                                                                                            --------

     Retail (Discounters) -- 1.7%
     Ames Department Stores, Inc.                                                  2,800      16,188/A,B/
                                                                                            --------

     Retail (Specialty - Apparel) -- 6.2%
     Abercrombie & Fitch Co.                                                       3,200      61,000/A/
                                                                                            --------

     Retail (Specialty) -- 2.7%
     Toys "R" Us, Inc.                                                             1,600      26,000/A/
                                                                                            --------

     Services (Advertising/Marketing) -- 5.1%
     Acxiom Corporation                                                            1,297      41,164/A/
     Acxiom Corporation (private placement)                                          304       9,169/A,C/
                                                                                            --------
                                                                                              50,333
                                                                                            --------
     Services (Commercial and Consumer) -- 2.7%
     Viad Corp                                                                     1,000      26,563
                                                                                            --------

     Textiles (Home Furnishings) -- 2.8%
     WestPoint Stevens Inc.                                                        2,200      26,950
                                                                                            --------

   Consumer Staples -- 9.7%
     Beverages (Non-Alcoholic) -- 3.7%
     Cott Corporation                                                              6,000      36,000/A,B/
                                                                                            --------

   Opportunity Trust -- Continued

                                                                                Shares/Par    Value
   ----------------------------------------------------------------------------------------------------------
   Consumer Staples -- (continued)

     Housewares -- 2.9%
     Tupperware Corporation                                                        1,550    $ 27,900
                                                                                            --------

     Restaurants -- 3.1%
     Tricon Global Restaurants, Inc.                                               1,000      30,625/A/
                                                                                            --------

   Financials -- 18.1%
     Banks (International) -- 1.7%
     Lloyds TSB Group plc                                                          1,750      16,331
                                                                                            --------

     Banks (Major Regional) -- 4.2%
     U.S. Bancorp                                                                  1,800      40,950
                                                                                            --------

     Financial (Diversified) -- 2.6%
     The FINOVA Group Inc.                                                         3,550      25,738/B/
                                                                                            --------

     Insurance (Life/Health) -- 5.5%
     UnumProvident Corporation                                                     2,000      54,500
                                                                                            --------

     Savings and Loan Companies -- 4.1%
     Washington Mutual, Inc.                                                       1,000      39,812
                                                                                            --------

   Health Care -- 2.2%
     Health Care (Specialized Services) -- 2.2%
     Omnicare, Inc.                                                                1,320      21,285
                                                                                            --------

   Technology -- 17.2%
     Computers (Hardware) -- 5.5%
     Gateway, Inc.                                                                 1,150      53,762/A,D/
                                                                                            --------

     Computers (Software/Services) -- 7.7%
     America Online, Inc.                                                            725      38,969/A/
     Unisys Corporation                                                            3,250      36,562/A/
                                                                                            --------
                                                                                              75,531
                                                                                            --------
     Services (Data Processing) -- 4.0%
     NOVA Corporation                                                              2,300      39,388/A/
                                                                                            --------

   Total Common Stock and Equity Interests (Identified Cost -- $810,686)                     843,459
   ----------------------------------------------------------------------------------------------------------

                                                                                Shares/Par    Value
   ----------------------------------------------------------------------------------------------------------
Common Stock and Equity Interests Sold Short -- (3.6)%

    Nasdaq 100 Trust                                                                (400)   $(35,475)
                                                                                            --------
   Total Common Stock and Equity Interests
    Sold Short (Identified Cost -- $(37,799))                                                (35,475)
   ----------------------------------------------------------------------------------------------------------
Corporate and Other Bonds -- 6.9%

    Amazon.com, Inc., 4.75%, due 2/1/09                                          $60,000      39,975
    Finova Capital Corp, 7.25%, due 11/8/04                                       20,000      15,000
    Tel-Save.com, Inc., 4.50%, due 9/15/02                                        27,008      12,153
                                                                                            --------
   Total Corporate and Other Bonds (Identified Cost -- $65,242)                               67,128
   ----------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 7.1%

   Goldman, Sachs & Company
    6.60%, dated 9/29/00, to be repurchased at $34,859 on 10/2/00
    (Collateral: $38,415 Fannie Mae mortgage-backed securities,
    6%, due 1/1/29, value $36,085)                                                34,840      34,840

   Morgan Stanley Dean Witter
    6.58%, dated 9/29/00, to be repurchased at $34,859 on 10/2/00
    (Collateral: $34,273 Ginnie Mae mortgage-backed securities,
    9%, due 11/15/18, value $35,777)                                              34,840      34,840
                                                                                            --------
   Total Repurchase Agreements (Identified Cost -- $69,680)                                   69,680
   ----------------------------------------------------------------------------------------------------------
   Total Investments --  96.5% (Identified Cost -- $907,809)                                 944,792
   Other Assets Less Liabilities -- 3.5%                                                      34,723
                                                                                            --------
   Net assets -- 100.0%                                                                     $979,515
                                                                                            ========
   Net asset value per share
     Primary Class                                                                            $10.98
                                                                                              ======
     Navigator Class                                                                          $11.00
                                                                                              ======
   ----------------------------------------------------------------------------------------------------------

   /A/Non-income producing.
   /B/Affiliated Company -- As defined in the Investment Company Act of 1940, an
      "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2000, the total market value of Affiliated Companies was $77,926 and the identified cost was $123,850.
   /C/Private placement and illiquid securities valued at fair value under procedures adopted by the Board of Directors. These securities represent 0.9% of net assets.
   /D/Pledged as collateral for securities sold short are 625 shares with a market value of $29,219 as of September 30, 2000.